Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related party transactions
9.	Related party transaction
The Directors consider there to be no related party transactions during the periods reported other than Directors Remuneration.

28	Related party transactions

Trading Transactions

The Directors consider BioConnection BV to be a related party by virtue of the fact that there is a common Director with the Company and the Director is identified as having significant influence over the entity. 2019 was the first year where this relationship existed.

During the year Group companies entered into the following transactions with related parties who are not members of the Group.

	Purchase of good			Amounts owed by related parties
	2021 €’000	2020 €’000	2019 €’000	2021 €’000	2020 €£’000	2019 €’000
BioConnection BV	–	296	18	–	–	8

During 2019 Midatech Pharma (Espana) SL entered into a commercial contract with BioConnection BV in connection with the Group’s MTD201 program, this contract was subsequently terminated in 2020 as a result of the termination of the program.

The Group has not made any allowances for bad or doubtful debts in respect of related party debtors nor has any guarantee been given or received during 2021,2020 or 2019 regarding related party transactions.